Transactions with Affiliates of Fortress or AIG (Details) $ in Millions		12 Months Ended
	Aug. 05, 2013 USD ($) instrument	Dec. 31, 2015 USD ($) instrument	Dec. 31, 2014 USD ($) instrument	Dec. 31, 2013 USD ($) instrument	May 31, 2015 USD ($)	Aug. 01, 2014 USD ($)	Jul. 31, 2014	Mar. 06, 2014
Related Party Transaction [Line Items]
Reserves for reinsurance agreements		$ 58	$ 58
Number of positions | instrument		0	0
Cross currency interest rate derivative
Related Party Transaction [Line Items]
Number of positions | instrument				0
Affiliated companies | Logan Circle Partners L P
Related Party Transaction [Line Items]
Costs and fees incurred for the investment management services		$ 1	$ 1	$ 1
Affiliated companies | Nationstar | Servicing Agreement
Related Party Transaction [Line Items]
Sale of servicing rights, purchase price						$ 39
Accounts receivable, related parties			1
Nationstar accounts receivable balance					$ 1
Affiliated companies | AIGFP | Cross currency interest rate derivative
Related Party Transaction [Line Items]
Notional amount of terminated instruments	$ 417
Number of positions | instrument	0
Affiliated companies | AIGFP | Other Noninterest Income | Cross currency interest rate derivative
Related Party Transaction [Line Items]
Loss recorded in other revenues - other on termination	$ 2			2
Affiliated companies | SFI | AIGFP
Related Party Transaction [Line Items]
Amount of cash collateral returned	$ 40
Affiliates of Fortress or AIG
Related Party Transaction [Line Items]
Insurance coverage premium expense			1	1
MorEquity and Other Indirect Subsidiaries | Nationstar
Related Party Transaction [Line Items]
Subservicing fees		$ 2	5	$ 9
NRZ Consumer LLC | Spring Castle Acquisition LLC
Related Party Transaction [Line Items]
Ownership percentage		30.00%
Corporate Joint Venture
Related Party Transaction [Line Items]
Ownership percentage - SpringCastle		47.00%					47.00%
American General Mortgage Loan Trust 2009 1 | Affiliated companies | Merrill Lynch Pierce Fenner and Smith
Related Party Transaction [Line Items]
Percentage of interest concurrently agreed to be sold by counterparty to related party								75.00%
Merit | Affiliated companies | Subsidiaries of American International Group Inc
Related Party Transaction [Line Items]
Reserves for reinsurance agreements			$ 44